Class A Common Stock Subject to Possible Redemption	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
7GC Co Holdings INC [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Class A Common Stock Subject to Possible Redemption
Note
7-Class
A Common Stock Subject to Possible Redemption
The

Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue
100,000,000
shares of Class A common stock with a par value of $
0.0001
per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of September 30, 2023 and December 31, 2022, there were
3,329,638
and
5,076,777
shares of Class A common stock outstanding, respectively, which were all subject to possible redemption and are classified outside of permanent equity in the condensed consolidated balance sheets. On December 2, 2022 and June 26, 2023, the Company held the stockholders meetings described in Note 1. Stockholders holding
17,923,223
and
1,747,139
Public Shares exercised their right to redeem such shares for a pro rata portion of the marketable securities in the Trust Account. In addition, as of September 30, 2023 and December 31, 2022, $
1,800,000
was deposited by the Company in to the Trust Account for the benefit of the public stockholders. As of September 30, 2023,
1,747,139
shares of Class A common stock have been exercised for redemption and were classified as liabilities at approximately $
10.55
per share.
The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Class A common stock issuance costs	(12,403,774)
Fair value of Public Warrants at issuance	(13,340,000)
Plus:
Remeasurement of Class A common stock to redemption value	28,519,292
Redemption of Class A common stock	(180,858,526)

Class A common stock subject to possible redemption, December 31, 2022	51,916,992
Remeasurement of Class A common stock to redemption value	2,003,593
Redemption of Class A common stock	(18,443,646)

Class A common stock subject to possible redemption, September 30, 2023	$35,476,939

Note
7-Class
A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of December 31, 2022 and 2021, there were

5,076,777 and
23,000,000 shares of Class A common stock outstanding, respectively, which were all subject to possible redemption and are classified outside of permanent equity on the consolidated balance sheets. On December 2, 2022, the Company held the stockholders meeting described in Note 1. Stockholders holding 17,923,223 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account.

In addition, as of December 31, 2022, $900,000 was deposited by the Company in
to the Trust Account for the benefit of the public stockholders.
The Class A common stock subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Amount allocated to Public Warrants	(13,340,000)
Class A common stock issuance costs	(12,403,774)
Plus:
Accretion of carrying value to redemption value	25,743,774

Class A common stock subject to possible redemption, December 31, 2021	230,000,000
Less:
Redemption of Class A common stock subject to possible redemption	(180,858,526)
Plus:
Increase in redemption value of Class A common stock subject to redemption	2,775,518

Class A common stock subject to possible redemption, December 31, 2022	$51,916,992